Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of operating segments [line items]
Average Earning Assets	$ 1,195,740	$ 1,082,623
Canadian Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	307,757	289,564
United States Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	212,354	143,054
All Other Operating Segments [member]
Disclosure of operating segments [line items]
Average Earning Assets	$ 675,629	$ 650,005